Restructuring - Additional Information (Detail) $ / qtr in Millions, $ in Millions		3 Months Ended				12 Months Ended
	May 06, 2014 $ / qtr	Mar. 31, 2017 USD ($) $ / qtr	Dec. 31, 2016 USD ($) $ / qtr	Jun. 30, 2014 USD ($)	Sep. 30, 2013 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
2016 Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Reductions in company's worldwide workforce			30.00%
Reduction of overall cost structure | $ / qtr			2.5
Special charges for restructuring plan			$ 0.3
2016 Restructuring [Member] | Scenario Forecast [Member]
Restructuring Cost and Reserve [Line Items]
Reductions in company's worldwide workforce		16.00%
Special charges for restructuring plan		$ 0.3
Non-cash stock based compensation expense		$ 0.1
2016 Restructuring [Member] | Minimum [Member] | Scenario Forecast [Member]
Restructuring Cost and Reserve [Line Items]
Reduction of overall cost structure | $ / qtr		0.9
2016 Restructuring [Member] | Maximum [Member] | Scenario Forecast [Member]
Restructuring Cost and Reserve [Line Items]
Reduction of overall cost structure | $ / qtr		1.0
2014 Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Reductions in company's worldwide workforce	20.00%
Reduction of overall cost structure | $ / qtr	2.0
Special charges for restructuring plan				$ 1.8
Non-cash stock based compensation expense				1.3
Severance costs for affected employees				0.4
Other restructuring related costs				$ 0.1
2013 Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Reductions in company's worldwide workforce					26.00%
Special charges for restructuring plan							$ 5.6
Severance costs for affected employees							1.1
Other restructuring related costs							0.2
Annualized savings					$ 16.0
Lease/rental termination charges for restructuring						$ 0.8	3.3
Equipment and improvements write-offs due to lease/rental terminations						$ 0.6	$ 1.0